iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  14 .5%
iShares Preferred and Income Securities ETF ...... 545,400 $ 17,021,933
a
Domestic Fixed Income  —  34 .6%
iShares Broad USD High Yield Corporate Bond ETF
(b)
460,108 17,290,859
iShares Core 1-5 Year USD Bond ETF .......... 354,873 17,339,095
iShares MBS ETF ........................ 61,296 5,856,833
40,486,787
a
International Equity  —  26 .1%
iShares Global REIT ETF ................... 226,766 5,716,771
iShares Latin America 40 ETF
(b)
............... 647,215 19,041,065
iShares MSCI EAFE Value ETF ............... 84,284 5,768,397
30,526,233
a
International Fixed Income  —  24 .7%
iShares Floating Rate Bond ETF .............. 338,884 17,306,805
iShares J.P. Morgan EM Corporate Bond ETF ..... 125,603 5,799,091
iShares J.P. Morgan EM Local Currency Bond ETF .. 141,253 5,847,874
28,953,770
a
Total Long-Term Investments — 99.9%
(Cost: $ 114,700,067 ) ................................ 116,988,723
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  17 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(a) (c) (d)
...................... 20,093,587 $ 20,103,634
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(a) (c)
............................ 108,506 108,506
a
Total Short-Term Securities — 17.3%
(Cost: $ 20,210,776 ) ................................. 20,212,140
Total Investments — 117.2%
(Cost: $ 134,910,843 ) ................................ 137,200,863
Liabilities in Excess of Other Assets — ( 17 .2 ) % .............. (20,112,799)
Net Assets — 100.0% ................................. $ 117,088,064
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 14,681,809 $ 5,416,748
(a)
$ — $ 3,876 $ 1,201 $ 20,103,634 20,093,587 $ 34,582
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 94,475 14,031
(a)
— — — 108,506 108,506 1,399 —
iShares Broad USD
High Yield Corporate
Bond ETF ....... 17,195,923 1,107,532 (1,102,743) 38,730 51,417 17,290,859 460,108 300,153 —
iShares Core 1-5 Year
USD Bond ETF ... 17,019,685 1,299,543 (1,103,808) 35,951 87,724 17,339,095 354,873 183,183 —
iShares Floating Rate
Bond ETF ....... 16,950,384 1,444,874 (1,099,640) 3,965 7,222 17,306,805 338,884 216,803 —
iShares Global REIT
ETF ........... 5,718,797 316,382 (498,140) 7,742 171,990 5,716,771 226,766 53,518 —
iShares J.P. Morgan EM
Corporate Bond ETF 5,741,224 340,418 (368,746) 14,228 71,967 5,799,091 125,603 74,602 —
iShares J.P. Morgan EM
Local Currency Bond
ETF ........... 5,775,156 315,730 (467,155) 150 223,993 5,847,874 141,253 — —
iShares Latin America
40 ETF ......... 16,447,745 961,255 (1,383,697) 245,708 2,770,054 19,041,065 647,215 — —
iShares MBS ETF ... 5,726,318 348,282 (372,210) 11,399 143,044 5,856,833 61,296 62,895 —
iShares MSCI EAFE
Value ETF ....... 5,650,682 313,250 (646,568) 80,913 370,120 5,768,397 84,284 — —

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Morningstar Multi-Asset Income ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Preferred and
Income Securities
ETF ........... $ 17,578,937 $ 949,648 $ (1,483,918) $ (28,069) $ 5,335 $ 17,021,933 545,400 $ 276,967 $ —
$ 414,593 $ 3,904,067
$ 137,200,863
$ 1,204,102 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 116,988,723 $ — $ — $ 116,988,723
Short-Term Securities
Money Market Funds ...................................... 20,212,140 — — 20,212,140
$ 137,200,863 $ — $ — $ 137,200,863
Portfolio Abbreviation
REIT Real Estate Investment Trust